UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009
                                                -------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Solus Alternative Asset Management LP
           -----------------------------------------
Address:   430 Park Avenue, 9th Floor
           -----------------------------------------
           New York, NY  10022
           -----------------------------------------


Form 13F File Number:     028-12919
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joseph Lonetto
           --------------------------------------------------
Title:     Chief Legal Officer
           --------------------------------------------------
Phone:     212-284-4306
           --------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Joseph Lonetto         New York, New York       August 14, 2009
------------------        --------------------     --------------------
[Signature]                  [City, State]              [Date]

Report Type (Check only one.):

[ x  ]   13F HOLDINGS REPORT.  (Check here if all holdings of this
        reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                    0
                                               -------------

Form 13F Information Table Entry Total:              34
                                               -------------

Form 13F Information Table Value Total:          2,215,727
                                               -------------
                                                (thousands)


List of Other Included Managers:  None

FORM 13F INFORMATION TABLE

                              TITLE OF                           VALUE      SHARES/  SH/ PUT/  INVSTMT   OTHER    VOTING AUTHORITY
    NAME OF ISSUER             CLASS                 CUSIP      (x1000)     PRN AMT  PRN CALL  DSCRETN  MANAGERS SOLE  SHARED  NONE
-----------------------       --------             ---------   --------     -------  --- ----  ------- --------- ----- ------  ----
Abercrombie & Fitch Co        COM                 002896207     68,553,000  2,700,000     PUT   Sole    No       Sole
Centex Corp.                  COM                 152312104      6,514,200    770,000     PUT   Sole    No       Sole
DELTA AIR LINES INC DEL COM   COM                 247361702     20,265,000  3,500,000     CALL  Sole    No       Sole
Digitalglobe Inc              COM                 25389M877     23,030,227  1,199,491 Sh        Sole    No       Sole
D R Horton Inc                COM                 23331A109     18,720,000  2,000,000     PUT   Sole    No       Sole
Exelon Corp.                  COM                 30161N101    309,360,000  6,000,000     CALL  Sole    No       Sole
FEDERAL MOGUL CORP CL A       COM                 313549404     32,969,160  3,488,800 Sh        Sole    No       Sole
Fibertower Corp               NOTE 9.000%-11/2012 31567RAC4     10,164,925     24,793 PRN       Sole    No       Sole
FedEx Corp.                   COM                 31428X106     55,620,000  1,000,000     PUT   Sole    No       Sole
GeoEye Inc                    COM                 37250W108     43,055,900  1,827,500 Sh        Sole    No       Sole
Hughes Communications Inc     COM                 444398101     49,084,500  2,150,000 Sh        Sole    No       Sole
Lennar Corp.                  COM                 526057104      8,721,000    900,000     PUT   Sole    No       Sole
Loral Space & Communications
 Ltd.                         COM                 543881106     52,143,750  2,025,000 Sh        Sole    No       Sole
LINN ENERGY LLC UNIT LTD LIAB COM                 536020100     15,656,000    800,000 Sh        Sole    No       Sole
Mirant Corporation            COM                 60467R100     46,591,171  2,960,049 Sh        Sole    No       Sole
Mirant Corporation            COM                 60467R100     34,380,000  1,500,000     CALL  Sole    No       Sole
Moodys Corporation            COM                 615369105     26,350,000  1,000,000     PUT   Sole    No       Sole
Nextwave Wireless Inc.        COM                 65337Y102      3,026,250  6,250,000 Sh        Sole    No       Sole
Nordstrom Inc.                COM                 655664100     39,780,000  2,000,000     PUT   Sole    No       Sole
NRG Energy Inc.               COM                 629377508    369,281,000 14,225,000 Sh        Sole    No       Sole
NRG Energy Inc.               COM                 629377508     38,940,000  1,500,000     CALL  Sole    No       Sole
NRG Energy Inc.               COM                 629377508    129,800,000  5,000,000     PUT   Sole    No       Sole
Pfizer inc.                   COM                 717081103     49,500,000  3,300,000     PUT   Sole    No       Sole
POWERSHARES QQQ TRUST UNIT
 SER 1                        COM                 73935A104     20,736,600    570,000 Sh        Sole    No       Sole
SPDR TR UNIT SER 1            COM                 78462F103    119,496,000  1,300,000 Sh        Sole    No       Sole
SPDR TR UNIT SER 1            COM                 78462F103    137,880,000  1,500,000     PUT   Sole    No       Sole
SPDR Gold Trust               COM                 78463V107     91,180,000  1,000,000     CALL  Sole    No       Sole
SPDR Financial Select Sector
 Fund                         COM                 81369Y605     23,900,000  2,000,000     PUT   Sole    No       Sole
SPDR SERIES TRUST S&P RETAIL
 ETF                          COM                 78464A714      9,698,500    350,000 Sh        Sole    No       Sole
SPDR SERIES TRUST S&P
 HOMEBUILD                    COM                 78464A888      5,875,000    500,000 Sh        Sole    No       Sole
Terrestar Corp                COM                 881451108     13,138,066  8,586,971 Sh        Sole    No       Sole
UNITED STATES NATL GAS FUND
 UNIT                         COM                 912318102     75,940,000  2,000,000     CALL  Sole    No       Sole
Wells Fargo & Co              COM                 949746101     71,200,000  5,000,000     PUT   Sole    No       Sole
Wyeth                         COM                 983024100    195,177,000  4,300,000     CALL  Sole    No       Sole
Total                                                        2,215,727,249